Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Cash Flows [Abstract]
NET LOSS BEFORE TAX FOR THE YEAR	$ (66,875)	$ (30,202)	$ (19,867)
Adjustments for:
Depreciation	70	46	36
Post-employment cost / (benefit)	7	(384)	57
Share-based payments	8,856	2,237	3,268
Finance (income) / expense, net	(589)	61	38
(Increase) / decrease in other receivables		(714)	4
Decrease / (increase) in prepaid expenses, deferred costs and other long term-assets	721	(2,033)	273
Increase in other payables and current liabilities	399	1,788	155
Increase in accrued expenses and other long-term liabilities	1,696	612	2,125
NET CASH FLOWS USED IN OPERATING ACTIVITIES	(55,715)	(28,589)	(13,911)
Payments for plant and equipment	(189)	(45)	(50)
Acquisition of a license	(5,000)		(10,000)
NET CASH FLOWS USED IN INVESTING ACTIVITIES	(5,285)	(45)	(10,050)
Proceeds from issues of shares	156,786	46	75,836
Payment of share issuance costs	(11,042)	(33)	(1,433)
Payment of deferred costs of financing activities		(206)
Interests paid	(1)	(8)
Interests received		34	1
NET CASH FLOWS FROM / (USED IN) FINANCING ACTIVITIES	145,743	(167)	74,404
Net increase / (decrease) in cash and cash equivalents	84,743	(28,801)	50,443
Cash used for rental deposits	(96)
Cash and cash equivalents as at January 1,	25,508	54,275	4,008
Effects of exchange rate changes on cash and cash equivalents	590	34	(176)
Cash and cash equivalents as at December 31,	$ 110,841	$ 25,508	$ 54,275